Events occurring after the balance sheet date	6 Months Ended
Jun. 30, 2023
Events occurring after the balance sheet date
Events occurring after the balance sheet date

14.    Events occurring after the balance sheet date

On February 21, 2023, the supervisory board of Management AG approved the Management Board’s resolution to initiate firm plans for a change of the legal form of the Company from a KGaA into an AG. An EGM of the Company was held on July 14, 2023 to resolve on the Conversion. In connection with the EGM, the Company filed a registration statement on Form F-4 with the SEC that was declared effective on June 6, 2023. The Information Statement/Prospectus included in the F-4 registration statement was made available to the Company’s shareholders and contains additional information regarding the proposed change of legal form and is available on the SEC’s website, www.sec.gov.

At the EGM, shareholders voted on resolutions on:

(i) the Conversion, including the change of the Company’s name to Fresenius Medical Care AG (FME AG);

(ii) the election of four of the members of FME AG’s supervisory board (FME AG Supervisory Board) to be elected by the shareholders of FME AG; and

(iii) the confirmation of the election of PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft as auditor and group auditor for fiscal year 2023, as well as the auditor for the potential review of interim financial information.

Each of the resolutions noted above was passed.

Upon effectiveness of the Conversion, which will occur upon registration of the Conversion with the competent commercial register, Management AG, a subsidiary of Fresenius SE, will exit the Company and Fresenius SE will cease to control (as defined by IFRS 10, Consolidated Financial Statements) the Company. Also, upon effectiveness of the Conversion, the terms of office of the respective members of the Supervisory Board as members of the Supervisory Board will end. The FME AG Supervisory Board will be composed of twelve members with equal representation of shareholders and employees.

The following persons proposed for election as four of the six shareholder representatives of the FME AG Supervisory Board were elected by the Company’s shareholders at the EGM:

a.

Mr. Shervin J. Korangy, President and Chief Executive Officer at BVI Medical, Inc. Mr. Korangy also is a member of the board of directors of BVI Group Ltd., The Hain Celestial Group, Inc. and Motus GI Holdings, Inc.

b.

Dr. Marcus Kuhnert, member of the Executive Board of E. Merck KG (until July 31, 2024). Dr. Kuhnert also is a member of the board of directors of Döhler Group SE and, until June 30, 2023, was a member of the Executive Board and Chief Financial Officer of MERCK Kommanditgesellschaft auf Aktien.

c.	Mr. Gregory Sorensen, MD, who currently is a member of the Supervisory Board and the supervisory board of the General Partner.
d.	Ms. Pascale Witz, who currently is a member of the Supervisory Board and the supervisory board of the General Partner.

Fresenius SE has the exclusive right to appoint two of the six shareholder representatives to the FME AG Supervisory Board for as long as it holds 30% or more of the Company’s share capital and the exclusive right to appoint one of the six shareholder representatives to the FME AG Supervisory Board for as long as it holds at least 15% (but less than 30%) of the Company’s share capital and to dismiss those shareholder representatives. Fresenius SE appointed Mr. Michael Sen and Ms. Sara Hennicken, who are currently members of the supervisory board of the General Partner and management board members of Fresenius Management SE, as members of the FME AG Supervisory Board.

Mr. Sen was appointed the Chair of the FME AG Supervisory Board (who, in the case of a tie in the FME AG Supervisory Board, has two votes in a new vote on the same matter if this also results in a tie) by the FME AG Supervisory Board.

The employee representatives of the FME AG Supervisory Board would be elected in accordance with the German Co-Determination Act (Mitbestimmungsgesetz). To create parity on the FME AG Supervisory Board before the election process has been completed, the Company intends to start a formal filing to the local court (Amtsgericht) for an interim court appointment of employee representatives in the FME AG Supervisory Board. Such a court appointment is a standard procedure, and the Company expects the general works council or relevant trade unions to proceed accordingly.

The current members of the Management Board (Helen Giza, Franklin W. Maddux, MD, Dr. Katarzyna Mazur-Hofsäß and William Valle) were appointed by the FME AG Supervisory Board as members of the management board of FME AG. The existing service agreements (including ancillary agreements) of the members of the Management Board with Management AG will be transferred from Management AG to FME AG as of the day following the effectiveness of the Conversion.

On July 10, 2023, the Company announced the appointment of Martin Fischer as Chief Financial Officer and a member of the Management Board, effective as of October 1, 2023. In this role, he will succeed Helen Giza, the Chief Executive Officer and Chair of the Management Board, who continues to serve as acting Chief Financial Officer until Mr. Fischer joins the Company. Mr. Fischer will then become a member of the management board of FME AG.

No other significant events have taken place subsequent to the balance sheet date June 30, 2023 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.